CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (EQUITY) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 100,546,596	$ (68,187,516)	$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1
Contributions from parent		316,600		316,600
Issuance of common stock in Spin Out transaction	$ 16,547	(16,547)
Issuance of common stock in Spin Out transaction, Shares	165,472,240
Net loss			(7,938,335)	(7,938,335)
Stock based compensation
Ending balance, value at Dec. 14, 2022	$ 16,547	100,846,649	(76,125,851)	24,737,345
Ending Balance, Shares at Dec. 14, 2022	165,472,241
Contributions from parent
Net loss				(81,662,591)
Stock based compensation
Ending balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(81,662,591)	(30,300,404)
Ending Balance, Shares at Dec. 31, 2022	165,472,241
Beginning balance, value at Dec. 15, 2022	$ 16,547	51,345,640		51,362,187
Beginning Balance, Shares at Dec. 15, 2022	165,472,241
Net loss			(81,662,591)	(81,662,591)
Ending balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(81,662,591)	(30,300,404)
Ending Balance, Shares at Dec. 31, 2022	165,472,241
Net loss			(10,362,073)	(10,362,073)
Issuance of stock options		245,160		245,160
Ending balance, value at Mar. 31, 2023	$ 16,547	51,590,800	(92,024,664)	(40,417,317)
Ending Balance, Shares at Mar. 31, 2023	165,472,241
Beginning balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(81,662,591)	(30,300,404)
Beginning Balance, Shares at Dec. 31, 2022	165,472,241
Contributions from parent
Net loss				(30,539,714)
Issuance of common stock for working interest				15,838,072
Stock based compensation				1,225,800
- Wildcat acquisition
Imputed interest on note payable
Ending balance, value at Jun. 30, 2023	$ 24,883	68,401,176	(112,202,305)	(43,776,246)
Ending Balance, Shares at Jun. 30, 2023	248,830,516
Beginning balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(81,662,591)	(30,300,404)
Beginning Balance, Shares at Dec. 31, 2022	165,472,241
Contributions from parent
Net loss			(37,556,787)	(37,556,787)
Issuance of common stock for working interest	$ 8,336	15,829,737		15,838,073
Issuance of common stock for working interest, Shares	83,358,275
Stock based compensation		4,781,279		4,781,279
Issuance of stock options				4,781,279
Ending balance, value at Dec. 31, 2023	$ 24,883	71,956,656	(119,219,378)	(47,237,839)
Ending Balance, Shares at Dec. 31, 2023	248,830,516
Beginning balance, value at Mar. 31, 2023	$ 16,547	51,590,800	(92,024,664)	(40,417,317)
Beginning Balance, Shares at Mar. 31, 2023	165,472,241
Net loss			(20,177,641)	(20,177,641)
Issuance of common stock for working interest	$ 8,336	28,258,456		28,266,792
Issuance of common stock for working interest, Shares	83,358,275
Issuance of stock options		980,639		980,639
Adjustment to share value		(12,428,719)		(12,428,719)
Ending balance, value at Jun. 30, 2023	$ 24,883	68,401,176	(112,202,305)	(43,776,246)
Ending Balance, Shares at Jun. 30, 2023	248,830,516
Beginning balance, value at Dec. 31, 2023	$ 24,883	71,956,656	(119,219,378)	(47,237,839)
Beginning Balance, Shares at Dec. 31, 2023	248,830,516
Net loss			(876,813)	(876,813)
- Wildcat acquisition	$ 250	449,750		450,000
Issuance of common stock - Wildcat acquisition, Shares	2,500,000
Issuance of common stock for consulting agreement	$ 50	89,950		90,000
Issuance of common stock - Consulting agreement, Shares	500,000
Ending balance, value at Mar. 31, 2024	$ 25,183	72,496,356	(120,096,191)	(47,574,652)
Ending Balance, Shares at Mar. 31, 2024	251,830,516
Beginning balance, value at Dec. 31, 2023	$ 24,883	71,956,656	(119,219,378)	(47,237,839)
Beginning Balance, Shares at Dec. 31, 2023	248,830,516
Net loss				(1,821,763)
Issuance of common stock for working interest
Stock based compensation				108,000
- Wildcat acquisition				450,000
Imputed interest on note payable				12,500
Ending balance, value at Jun. 30, 2024	$ 25,193	72,526,846	(121,041,143)	(48,489,102)
Ending Balance, Shares at Jun. 30, 2024	251,930,516
Beginning balance, value at Mar. 31, 2024	$ 25,183	72,496,356	(120,096,191)	(47,574,652)
Beginning Balance, Shares at Mar. 31, 2024	251,830,516
Net loss			(944,950)	(944,950)
Issuance of common stock for consulting agreement	$ 10	17,990		18,000
Issuance of common stock - Consulting agreement, Shares	100,000
Imputed interest on note payable		12,500		12,500
Ending balance, value at Jun. 30, 2024	$ 25,193	$ 72,526,846	$ (121,041,143)	$ (48,489,102)
Ending Balance, Shares at Jun. 30, 2024	251,930,516